UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  49 West 38th Street
          11th Floor
          New York, New York 10018

13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Zacks
Title:    Managing Director
Phone:    212-332-7291

Signature, Place and Date of Signing:


 /s/ Andrew Zacks            New York, New York                November 14, 2008
-----------------          ----------------------              -----------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total:   $537,507
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                        Conus Partners, Inc.
                                                         September 30, 2008
COLUMN 1                           COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COL 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION     MNGRS  SOLE SHARED    NONE
--------------                 --------------    -----       -------   -------   --- ----  ----------     -----  ---- ------    ----
ATS MED INC                          COM        002083103     3,260    1,128,184 SH        SHARED-DEFINED NONE        1,128,184
ADOLOR CORP                          COM        00724X102       154       44,752 SH        SHARED-DEFINED NONE           44,752
ALEXZA PHARMACEUTICALS INC           COM        015384100     1,613      326,482 SH        SHARED-DEFINED NONE          326,482
AMERICAN EXPRESS CO                  COM        025816109     6,377      180,000 SH  CALL  SHARED-DEFINED NONE          180,000
AMERICREDIT CORP                     COM        03060R101     2,887      285,000 SH  PUT   SHARED-DEFINED NONE          285,000
ANTIGENICS INC DEL             NOTE 5.250% 2/0  037032AC3     1,600    4,000,000 PRN       SHARED-DEFINED NONE        4,000,000
ARCELORMITTAL SA LUXEMBOURG     NY REGISTRY SH  03938L104     5,926      120,000 SH  PUT   SHARED-DEFINED NONE          120,000
ARCHER DANIELS MIDLAND CO            COM        039483102     4,820      220,000 SH  CALL  SHARED-DEFINED NONE          220,000
ARENA PHARMACEUTICALS INC            COM        040047102       762      152,335 SH        SHARED-DEFINED NONE          152,335
AUTOMATIC DATA PROCESSING IN         COM        053015103     6,413      150,000 SH  PUT   SHARED-DEFINED NONE          150,000
BPZ RESOURCES INC                    COM        055639108       946       55,000 SH  PUT   SHARED-DEFINED NONE           55,000
BARRICK GOLD CORP                    COM        067901108     1,102       30,000 SH  CALL  SHARED-DEFINED NONE           30,000
CV THERAPEUTICS INC                  COM        126667104     3,956      366,300 SH        SHARED-DEFINED NONE          366,300
CAPITAL ONE FINL CORP                COM        14040H105     9,267      181,700 SH  PUT   SHARED-DEFINED NONE          181,700
CELL GENESYS INC                     COM        150921104       687    1,165,019 SH        SHARED-DEFINED NONE        1,165,019
CHINA LIFE INS CO LTD           SPON ADR REP H  16939P106     2,781       50,000 SH  PUT   SHARED-DEFINED NONE           50,000
CHIQUITA BRANDS INTL INC             COM        170032809     3,162      200,000 SH  PUT   SHARED-DEFINED NONE          200,000
COEUR D ALENE MINES CORP IDA         COM        192108108       164      107,000 SH        SHARED-DEFINED NONE          107,000
DURECT CORP                          COM        266605104    10,624    1,897,133 SH        SHARED-DEFINED NONE        1,897,133
EMBRAER-EMPRESA BRASILEIRA D    SP ADR COM SHS  29081M102     1,351       50,000 SH  CALL  SHARED-DEFINED NONE           50,000
ENDEAVOUR SILVER CORP                COM        29258Y103       630      300,000 SH        SHARED-DEFINED NONE          300,000
FAVRILLE INC                         COM        312088404        32    1,998,961 SH        SHARED-DEFINED NONE        1,998,961
4 KIDS ENTMT INC                     COM        350865101     2,473      350,312 SH        SHARED-DEFINED NONE          350,312
GENERAL STEEL HOLDINGS INC           COM        370853103       357       50,000 SH  PUT   SHARED-DEFINED NONE           50,000
GENVEC INC                           COM        37246C109     2,734    2,259,170 SH        SHARED-DEFINED NONE        2,259,170
GILEAD SCIENCES INC                  COM        375558103    11,864      260,000 SH  CALL  SHARED-DEFINED NONE          260,000
GLAXOSMITHKLINE PLC             SPONSORED ADR   37733W105     4,346      100,000 SH  CALL  SHARED-DEFINED NONE          100,000
GLOBAL INDS LTD                      COM        379336100       694      100,000 SH        SHARED-DEFINED NONE          100,000
GOLDMAN SACHS GROUP INC              COM        38141G104     5,120       40,000 SH  CALL  SHARED-DEFINED NONE           40,000
HOME DEPOT INC                       COM        437076102     2,589      100,000 SH  PUT   SHARED-DEFINED NONE          100,000
INOVIO BIOMEDICAL CORP               COM        45773H102       974    1,571,120 SH        SHARED-DEFINED NONE        1,571,120
ISHARES TR                      7-10 YR TRS BD  464287440   107,019    1,203,000 SH  PUT   SHARED-DEFINED NONE        1,203,000
ISHARES TR                      DJ US REAL EST  464287739    21,683      350,000 SH  PUT   SHARED-DEFINED NONE          350,000
JARDEN CORP                          COM        471109108    11,022      470,000 SH  PUT   SHARED-DEFINED NONE          470,000
JOHNSON & JOHNSON                    COM        478160104     6,928      100,000 SH  CALL  SHARED-DEFINED NONE          100,000
LABOPHARM INC                        COM        504905100     1,140    1,163,442 SH        SHARED-DEFINED NONE        1,163,442
LANDEC CORP                          COM        514766104     5,039      615,211 SH        SHARED-DEFINED NONE          615,211
LEHMAN BROS HLDGS INC                COM        524908100        54      250,000 SH        SHARED-DEFINED NONE          250,000
MACYS INC                            COM        55616P104     1,798      100,000 SH  PUT   SHARED-DEFINED NONE          100,000
MAXYGEN INC                          COM        577776107    20,433    4,830,442 SH        SHARED-DEFINED NONE        4,830,442
MEADE INSTRUMENTS CORP               COM        583062104        48      191,517 SH        SHARED-DEFINED NONE          191,517
MOBILE MINI INC                      COM        60740F105     2,745      142,000 SH  PUT   SHARED-DEFINED NONE          142,000
NEVSUN RES LTD                       COM        64156L101       663      591,900 SH        SHARED-DEFINED NONE          591,900
NEWELL RUBBERMAID INC                COM        651229106     2,589      150,000 SH  PUT   SHARED-DEFINED NONE          150,000
NEWMONT MINING CORP                  COM        651639106     9,690      250,000 SH  CALL  SHARED-DEFINED NONE          250,000
NORTH AMERN SCIENTIFIC INC         COM NEW      65715D209         6       17,560 SH        SHARED-DEFINED NONE           17,560
NOVAGOLD RES INC                   COM NEW      66987E206     8,011    1,146,100 SH        SHARED-DEFINED NONE        1,146,100
OCCAM NETWORKS INC                 COM NEW      67457P309     6,325    1,581,162 SH        SHARED-DEFINED NONE        1,581,162
PANACOS PHARMACEUTICALS INC          COM        69811Q106     1,191    3,971,367 SH        SHARED-DEFINED NONE        3,971,367
PERMA-FIX ENVIRONMENTAL SVCS         COM        714157104       942      450,865 SH        SHARED-DEFINED NONE          450,865
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR   71654V408     8,790      200,000 SH  CALL  SHARED-DEFINED NONE          200,000
PFIZER INC                           COM        717081103    12,263      665,000 SH  CALL  SHARED-DEFINED NONE          665,000
PHARMACEUTICAL HLDRS TR         DEPOSITRY RCPT  71712A206    16,600      250,000 SH  CALL  SHARED-DEFINED NONE          250,000
POTASH CORP SASK INC                 COM        73755L107     7,406       56,100 SH        SHARED-DEFINED NONE           56,100
POWERSHARES QQQ TRUST             UNIT SER 1    73935A104     3,891      100,000 SH  PUT   SHARED-DEFINED NONE          100,000
RETAIL HOLDRS TR                   DEP RCPT     76127U101    18,028      200,000 SH  PUT   SHARED-DEFINED NONE          200,000
SPDR GOLD TRUST                    GOLD SHS     78463V107    38,282      450,000 SH  CALL  SHARED-DEFINED NONE          450,000
SPDR SERIES TRUST               S&P HOMEBUILD   78464A888     5,205      264,600 SH  PUT   SHARED-DEFINED NONE          264,600
SANDERSON FARMS INC                  COM        800013104     1,837       50,000 SH        SHARED-DEFINED NONE           50,000
SANOFI AVENTIS                  SPONSORED ADR   80105N105     5,917      180,000 SH  CALL  SHARED-DEFINED NONE          180,000
SEARS HLDGS CORP                     COM        812350106     9,350      100,000 SH  PUT   SHARED-DEFINED NONE          100,000
SELECT SECTOR SPDR TR            SBI INT-FINL   81369Y605    59,670    3,000,000 SH  CALL  SHARED-DEFINED NONE        3,000,000
STAAR SURGICAL CO               COM PAR $0.01   852312305     5,634    1,254,883 SH        SHARED-DEFINED NONE        1,254,883
SYMYX TECHNOLOGIES                   COM        87155S108     7,851      792,278 SH        SHARED-DEFINED NONE          792,278
THERAGENICS CORP                     COM        883375107     5,822    1,865,892 SH        SHARED-DEFINED NONE        1,865,892
UNITED STATES OIL FUND LP           UNITS       91232N108     8,201      100,000 SH  CALL  SHARED-DEFINED NONE          100,000
VORNADO RLTY TR                   SH BEN INT    929042109     2,729       30,000 SH  PUT   SHARED-DEFINED NONE           30,000
WAL MART STORES INC                  COM        931142103     2,905       48,500 SH  PUT   SHARED-DEFINED NONE           48,500
WYETH                                COM        983024100     7,388      200,000 SH  CALL  SHARED-DEFINED NONE          200,000
YOUNG BROADCASTING INC               CL A       987434107         1       24,406 SH        SHARED-DEFINED NONE           24,406
ZALE CORP NEW                        COM        988858106     2,750      110,000 SH  PUT   SHARED-DEFINED NONE          110,000

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